Basis of Presentation	12 Months Ended
Dec. 31, 2017
Basis of Presentation [Abstract]
Basis of Accounting [Text Block]
(2) Basis of Presentation

The Group’s consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) and we consider the various staff accounting bulletins and other applicable guidance issued by the United States Securities and Exchange Commission (SEC).

This basis of accounting differs in certain material respects from that used in the preparation of the books of account of Shandong Fuwei, the Company’s principal subsidiary, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable to enterprises limited by shares as established by the Ministry of Finance of the PRC (“PRC GAAP”), the accounting standards used in the country of its domicile. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of account of the Company’s subsidiaries to present them in conformity with U.S. GAAP.